PROPERTY AND EQUIPMENT (Details Narrative2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Depreciation and amortization expense	$ 55,388	$ 56,448	$ 110,665	$ 112,897	$ 226,046	$ 232,338